DEBT	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
DEBT	DEBT

(in thousands of $)	2020	2019
Total debt, net of deferred finance charges	1,119,708	1,216,933
Less: Current portion of long-term debt, net of deferred finance charges	(702,962)	(225,254)
Long-term debt, net of deferred finance charges	416,746	991,679

Our outstanding debt as of December 31, 2020 is repayable as follows:

Year Ending December 31, (in thousands of $)
2021	706,885
2022	277,434
2023	12,819
2024	12,836
2025	114,910
Total debt	1,124,884
Less: deferred finance charges	(5,176)
Total debt, net deferred finance charges	1,119,708
As of December 31, 2020 and 2019, the maturity dates for our total debt were as follows:

(in thousands of $)	2020	2019	Maturity date
2015 Norwegian Bonds (1)	142,552	150,000	2021
$800 million credit facility	516,000	568,000	2021
2017 Norwegian Bonds (1)	242,503	250,000	2022
NR Satu Facility	59,362	74,113	2022
Eskimo SPV debt (2)	164,467	180,831	2025
Total debt	1,124,884	1,222,944
__________________________________________
(1) Includes the premium payable at maturity accreted using the effective interest rate method over the instrument term.

(2) This represents the total loan facility drawn down by the subsidiary of CMBL, which we consider to be a VIE. We determined that we are the primary beneficiary of this VIE as we are expected to absorb the majority of the VIE's losses and residual gains associated with the vessel sold and leased backed from the subsidiary of CMBL. Accordingly, the VIE and its related loan facilities are consolidated in our results. See note 2 and note 5.

$800 million credit facility

In April 2016, we entered into an $800.0 million senior secured credit facility (the “$800 million credit facility”) with a syndicate of banks to refinance existing financing arrangements secured by seven of our existing vessels. The vessels included in this facility are the Golar Freeze, the Golar Grand, the Golar Igloo, the Golar Maria, the Golar Spirit, the Golar Winter and the Methane Princess.

The $800 million credit facility has a five-year term and the initial credit facility consisted of a $650.0 million term loan facility and a $150.0 million revolving credit facility. The revolving credit facility was reduced by $25.0 million on September 30, 2017. The requirement for the revolving credit facility to be reduced by a further $50.0 million in September 2018 was waived until maturity. As of December 31, 2020, we had drawn down $125.0 million on the revolving credit facility. The term loan facility is repayable in quarterly installments with a total final balloon payment of $378.0 million together with any amounts outstanding under the revolving facility repayable in April 2021. The $800 million credit facility bears interest at a rate of LIBOR plus a margin of 2.5%. As of December 31, 2020, the balance outstanding under the $800 million credit facility amounted to $516 million.

The facility requires a security deposit to be held for the period of the loan, unless certain conditions are met. These balances are referred to in these consolidated financial statements as restricted cash. As of December 31, 2020, the value of the restricted cash deposit secured against the loan was $16.5 million. See note 17.

2015 Norwegian Bonds and 2017 Norwegian Bonds

In May 2015, we completed the issuance and sale of $150 million aggregate principal amount of five years non-amortizing bonds in Norway (the “2015 Norwegian Bonds”). The 2015 Norwegian Bonds were due to mature on May 22, 2020 and bore interest at a rate of LIBOR plus 4.4%. We also entered into economic hedges that convert the floating rate of the interest obligation under the 2015 Norwegian Bonds to an all-in fixed rate of 6.275%.

On February 15, 2017, we completed the issuance and sale of $250.0 million aggregate principal amount of our 2017 Norwegian Bonds (the “2017 Norwegian Bonds” and, together with the 2015 Norwegian Bonds, the “Norwegian Bonds”) which were due to mature in May 2021 and bore interest at a rate of 3-month LIBOR plus 6.25%. The 2017 Norwegian Bonds were listed on the Oslo Bors in July 2017. In connection with the issuance of the 2017 Norwegian Bonds, we entered into economic hedge interest rate swaps to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2017 Norwegian Bonds to an all-in interest rate of 8.194%.

On May 5, 2020, bondholders approved amendments (the “Norwegian Bond Amendments”) to our Norwegian Bonds as follows:

2015 Norwegian Bonds: The maturity date has been extended to November 22, 2021. The interest rate increased by 185 basis points to LIBOR plus 6.25% per annum. The repayment profile of the 2015 Norwegian Bonds changed from a bullet repayment on the original maturity date to amortization as follows:
•Equal installments of $5.0 million (at 100% of par value), commencing on September 30, 2020 and thereafter quarterly on each interest payment date up to and including the interest payment date in May 2021;
•Equal installments of $3.8 million (at 100% of the par value) on each quarterly interest payment date thereafter; and
•Repayment of the remaining amount at a price of 105% of the par value on November 22, 2021.

We may redeem the 2015 Norwegian Bonds (in whole or in part) together with accrued and unpaid interest thereon any time (i) from and including the interest payment date in May 2020 until (but excluding) the interest payment date in May 2021 at 100% of the par value of the 2015 Norwegian Bonds redeemed; and (ii) from and including the interest payment date in May 2021 to (but excluding) November 22, 2021, at 105% of the par value of the 2015 Norwegian Bonds redeemed.

2017 Norwegian Bonds: The maturity date has been extended to November 15, 2022. The interest rate increased by 185 basis points to LIBOR plus 8.1% per annum. The repayment profile of the 2017 Norwegian Bonds changed from a bullet repayment upon the original maturity date to amortization as follows:
a.Equal installments of $5.0 million (at 100% of par value), commencing on September 30, 2020 and thereafter quarterly on each interest payment date up to and including the interest payment date in May 2021;
b.Equal installments of $6.3 million (at 100% of the par value) on the interest payment dates in August 2021 and November 2021;
c.Equal installments of $10.0 million (at 100% of the par value) from and including the interest payment date in February 2022 after the 2015 Norwegian Bonds have been redeemed in full and on each interest payment date thereafter; and
d.Repayment of the remaining amount at a price of 105% of the par value on November 15, 2022.

We may redeem the 2017 Norwegian Bonds (in whole or in part) together with accrued and unpaid interest thereon at any time (i) from and including the interest payment date in May 2020 until (but excluding) the interest payment date in May 2021 at 100% of the par value of the 2017 Norwegian Bonds redeemed; and
(ii) from and including the interest payment date in May 2021 to (but excluding) November 15, 2022, at 105% of the par value of the 2017 Norwegian Bonds redeemed.

Under the Norwegian Bond Amendments, we may incur no additional financial indebtedness without applying the proceeds received therefrom to redeem the Norwegian Bonds on a pro rata basis, other than certain permitted financial indebtedness incurred: (i) to repay existing financial indebtedness, (ii) by way of secured debt from financial institutions incurred in the ordinary course of business in connection with acquisitions of assets or (iii) an amount up to $25.0 million in aggregate, provided that the proceeds in the case of each of (i) to (iii) above are not applied for redemption of any or all of the 2017 Norwegian Bonds prior to the redemption of the 2015 Norwegian Bonds in full. In addition, the Norwegian Bond Amendments contain a provision prohibiting us from paying distributions to our common unitholders in an amount greater than (i) $0.0808 per common unit per annum or (ii) the aggregate amount of cash equity raised. Additionally, under the Norwegian Bond Amendments, we are not permitted to repurchase any of our common or preferred units.
NR Satu Facility

In December 2012, PTGI, the company that owns and operates the NR Satu, entered into a seven year $175.0 million secured loan facility (or the NR Satu Facility). The NR Satu Facility was split into two tranches, a $155.0 million term loan facility and a $20.0 million revolving facility. The facility was with a syndicate of banks and bore interest at LIBOR plus a margin of 3.5%. The loan was payable on a quarterly basis with a final balloon payment of $52.5 million due in November 2019.

In March 2018, the NR Satu facility was extinguished and subsequently refinanced with Sumitomo Mitsui Banking Corporation ("SMBC") under a new loan facility (the "New NR Satu Facility") which bears interest at LIBOR plus margin of 2.35%. The New NR Satu Facility is split into two tranches, a $155.0 million term loan facility and a $20.0 million revolving facility. The maturity of the New NR Satu Facility was extended to the earliest to occur of (i) November 30, 2022; (ii) the expiration date of the NR Satu Charter; or (iii) when all the amounts outstanding under the New NR Satu Facility have been repaid. The New NR Satu facility is payable on a quarterly basis with a final balloon payment upon maturity.

As of December 31, 2020, the balance outstanding under the New NR Satu facility was $59.4 million. The facility requires certain cash balances to be held on deposit during the period of the loan. These balances are referred to in these Consolidated Financial Statements as restricted cash. As of December 31, 2020, the value of the restricted cash deposit secured against the loan was $8.7 million. See note 17.
Eskimo SPV Debt
In November 2015, we entered into a sale and leaseback transaction pursuant to which we sold the Golar Eskimo to Eskimo SPV, a subsidiary of CMBL, and leased back the vessel under a bareboat charter for a monthly hire rate. In November 2015, Eskimo SPV, which is the legal owner of the Golar Eskimo, entered into a long-term loan facility (the “Eskimo SPV Debt”). The facility bears interest at a rate of LIBOR plus a margin. See note 5.

Debt and lease restrictions

As of December 31, 2020, we were in compliance with all covenants under our existing debt and lease agreements.

Our debt arrangements contain certain operating and financing restrictions and covenants that require: (a) the Partnership to maintain a minimum level of liquidity of $30 million and consolidated net worth between ranges $123.95 million and $250 million, (b) the Partnership to maintain a minimum EBITDA to debt service ratio of 1.15:1, (c) the Partnership to not exceed a maximum net debt to EBITDA ratio of 6.5:1, (d) the Partnership to maintain a minimum percentage of the vessel values over the relevant outstanding loan facility balances of 110%, (e) certain of the Partnership’s subsidiary to maintain a minimum debt service coverage of 1.10:1, (f) the Partnership to maintain the listing and quotation of the 2015 and 2017 Norwegian bonds on the Oslo Bors and (g) ensure the common units remain listed on the NASDAQ or other recognized stock exchange.

For the refinancing of our $800 million credit facility and 2015 Norwegian Bond, see note 30.